Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 14 — REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue from contracts with customers by the Company’s five reportable operating segments and the All Other category during the three and nine months ended September 30, 2025 and 2024 was as follows:

	Capital Markets	Wealth Management	Communications	Consumer Products	All Other	Total
Revenues for the three months ended September 30, 2025
Corporate finance, consulting and investment banking fees	$53,894	$—	$—	$—	$—	$53,894
Wealth and asset management fees	3,419	30,881	—	—	—	34,300
Commissions, fees and reimbursed expenses	6,228	1,582	—	—	—	7,810
Subscription services	—	—	58,292	—	—	58,292
Sale of goods	—	—	1,003	46,967	305	48,275
Advertising and other	—	—	1,071	—	11,611	12,682
Total revenues from contracts with customers	63,541	32,463	60,366	46,967	11,916	215,253

Trading gains (losses), net	44,951	8,061	—	—	—	53,012
Fair value adjustments on loans	1,299	—	—	—	—	1,299
Interest income – loans	2,094	—	—	—	—	2,094
Interest income – securities lending	2,523	—	—	—	—	2,523
Other	1,811	1,879	—	—	—	3,690
Total revenues	$116,219	$42,403	$60,366	$46,967	$11,916	$277,871
	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	All Other	Total
Revenues for the three months ended September 30, 2024
Corporate finance, consulting and investment banking fees	$21,316	$—	$—	$—	$—	$—	$21,316
Wealth and asset management fees	1,252	45,757	—	—	—	—	47,009
Commissions, fees and reimbursed expenses	5,568	1,618	—	—	—	—	7,186
Subscription services	—	—	65,041	—	—	—	65,041
Sale of goods	—	—	1,318	49,793	3,749	388	55,248
Advertising and other	—	—	1,200	—	5,233	23,273	29,706
Total revenues from contracts with customers	28,136	47,375	67,559	49,793	8,982	23,661	225,506

Trading gains (losses), net	(1,908)	670	—	—	—	—	(1,238)
Fair value adjustments on loans	(71,477)	—	—	—	—	—	(71,477)
Interest income – loans	11,251	—	—	—	—	—	11,251
Interest income – securities lending	7,007	—	—	—	—	—	7,007
Other	2,301	2,014	—	—	—	—	4,315
Total revenues	$(24,690)	$50,059	$67,559	$49,793	$8,982	$23,661	$175,364
	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	All Other	Total
Revenues for the nine months ended September 30, 2025
Corporate finance, consulting and investment banking fees	$103,969	$—	$—	$—	$—	$—	$103,969
Wealth and asset management fees	5,250	97,483	—	—	—	—	102,733
Commissions, fees and reimbursed expenses	14,166	7,777	—	—	—	—	21,943
Subscription services	—	—	180,098	—	—	—	180,098
Service contract revenues	—	—	—	—	—	—	—
Sale of goods	—	—	3,775	132,354	3,528	1,146	140,803
Advertising and other	—	—	3,170	—	3,469	44,461	51,100
Total revenues from contracts with customers	123,385	105,260	187,043	132,354	6,997	45,607	600,646

Trading gains (losses), net	50,648	13,873	—	—	—	—	64,521
Fair value adjustments on loans	(5,997)	—	—	—	—	—	(5,997)
Interest income – loans	9,143	—	—	—	—	—	9,143
Interest income – securities lending	5,487	—	—	—	—	—	5,487
Other	6,267	9,169	—	—	—	—	15,436
Total revenues	$188,933	$128,302	$187,043	$132,354	$6,997	$45,607	$689,236
	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	All Other	Total
Revenues for the nine months ended September 30, 2024
Corporate finance, consulting and investment banking fees	$111,560	$—	$—	$—	$—	$—	$111,560
Wealth and asset management fees	3,677	137,986	—	—	—	—	141,663
Commissions, fees and reimbursed expenses	18,852	8,236	—	—	—	—	27,088
Subscription services	—	—	221,168	—	—	—	221,168
Sale of goods	—	—	4,079	152,739	6,014	1,422	164,254
Advertising and other	—	—	3,887	—	7,964	67,365	79,216
Total revenues from contracts with customers	134,089	146,222	229,134	152,739	13,978	68,787	744,949

Trading gains (losses), net	(52,787)	2,561	—	—	—	—	(50,226)
Fair value adjustments on loans	(259,260)	—	—	—	—	—	(259,260)
Interest income – loans	51,894	—	—	—	—	—	51,894
Interest income – securities lending	69,614	—	—	—	—	—	69,614
Other	6,937	3,931	—	—	—	—	10,868
Total revenues	$(49,513)	$152,714	$229,134	$152,739	$13,978	$68,787	$567,839

Contract Balances

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. The Company records a receivable when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligation(s) are satisfied. Receivables related to revenues from contracts with customers totaled $63,457 and $68,653 as of September 30, 2025 and December 31, 2024, respectively. The Company had no significant impairments related to these receivables during the three and nine months ended September 30, 2025 and 2024. The Company also has $2,921 and $3,387 of unbilled receivables included in prepaid expenses and other assets as of September 30, 2025 and December 31, 2024, respectively. The Company’s deferred revenue primarily relates to retainer and milestone fees received from corporate finance and investment banking advisory engagements, asset management agreements, and subscription services where the performance obligation has not yet been satisfied. Deferred revenue as of September 30, 2025 and December 31, 2024 was $51,982 and $58,148, respectively. The Company expects to recognize the deferred revenue of $51,982 as of September 30, 2025 as service and fee revenues when the performance obligation is met during the years ended December 31, 2025 (remaining three months), 2026, 2027, 2028 and 2029 in the amount of $34,280, $8,358, $4,314, $1,721, and $997, respectively. The Company expects to recognize the deferred revenue of $2,312 after December 31, 2029.

During the three months ended September 30, 2025 and 2024, the Company recognized revenue of $5,572 and $6,846, respectively, that was recorded as deferred revenue at the beginning of the respective year. During the nine months ended September 30, 2025 and 2024, the Company recognized revenue of $30,605 and $36,571, respectively, that was recorded as deferred revenue at the beginning of the respective year.

Contract Costs

Contract costs include: (1) costs to fulfill contracts associated with corporate finance and investment banking engagements are capitalized where the revenue is recognized at a point in time and the costs are determined to be recoverable and; (2) commissions paid to obtain magicJack contracts which are recognized ratably over the contract term and third party support costs for magicJack and related equipment purchased by customers which are recognized ratably over the service period.

The capitalized costs to fulfill a contract were $4,886 and $5,694 as of September 30, 2025 and December 31, 2024, respectively, and are recorded in the “Prepaid expenses and other assets” line item in the unaudited condensed consolidated balance sheets. For the three months ended September 30, 2025 and 2024, the Company recognized expenses of $1,214 and $1,140 related to capitalized costs to fulfill a contract, respectively. For the nine months ended September 30, 2025 and 2024, the Company recognized expenses of $3,307 and $3,820 related to capitalized costs to fulfill a contract, respectively. There were no significant impairment charges recognized in relation to these capitalized costs during the three and nine months ended September 30, 2025 and 2024.

Remaining Performance Obligations and Revenue Recognized from Past Performance

The Company does not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less. The transaction price allocated to remaining unsatisfied or partially unsatisfied performance obligations with an original expected duration exceeding one year was not material as of September 30, 2025. Corporate finance and investment banking fees that are contingent upon completion of a specific milestone and fees associated with certain distribution services are also excluded as the fees are considered variable and not included in the transaction price as of September 30, 2025.

During the three months ended September 30, 2025 and 2024, revenues recognized for customer contracts for performance obligations that are satisfied at a point in time were $131,405 and $105,740 and over time were $83,848 and $119,766, respectively. During the nine months ended September 30, 2025 and 2024, revenues recognized for customer contracts for performance obligations that are satisfied at a point in time were $322,470 and $371,891 and over time were $278,176 and $373,058, respectively.

NOTE 15 — REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue from contracts with customers from the Company’s five reportable operating segments and the All Other category during the years ended December 31, 2024 and 2023 is reported below.

	Capital Markets	Wealth Management	Communications	Consumer Products	E-Commerce	Corp & All Other	Total
Revenues for the year ended December 31, 2024:
Corporate finance, consulting and investment banking fees	$154,388	$—	$—	$—	$—	$—	$154,388
Wealth and asset management fees	4,795	180,464	—	—	—	—	185,259
Commissions, fees and reimbursed expenses	22,905	9,472	—	—	—	—	32,377
Subscription services	—	—	284,315	—	—	—	284,315
Sale of goods	—	—	5,589	202,597	10,646	1,787	220,619
Advertising and other	—	—	5,120	—	13,855	90,047	109,022
Total revenues from contracts with customers	182,088	189,936	295,024	202,597	24,501	91,834	985,980

Trading (loss) income	(60,285)	3,278	—	—	—	—	(57,007)
Fair value adjustments on loans	(325,498)	—	—	—	—	—	(325,498)
Interest income – loans	54,141	—	—	—	—	—	54,141
Interest income – securities lending	70,862	—	—	—	—	—	70,862
Other	10,411	7,532	—	—	—	—	17,943
Total revenues	$(68,281)	$200,746	$295,024	$202,597	$24,501	$91,834	$746,421
	Capital Markets	Wealth Management	Communications	Consumer Products	Corp & All Other	Total
Revenues for the year ended December 31, 2023:
Corporate finance, consulting and investment banking fees	$190,480	$—	$—	$—	$—	$190,480
Wealth and asset management fees	4,060	177,283	—	—	—	181,343
Commissions, fees and reimbursed expenses	32,436	9,993	—	—	—	42,429
Subscription services	—	—	324,758	—	—	324,758
Sale of goods	—	—	6,737	233,202	364	240,303
Advertising and other	—	—	6,194	—	47,992	54,186
Total revenues from contracts with customers	226,976	187,276	337,689	233,202	48,356	1,033,499

Trading (loss) income	16,845	4,758	—	—	—	21,603
Fair value adjustments on loans	20,225	—	—	—	—	20,225
Interest income – loans	123,244	—	—	—	—	123,244
Interest income – securities lending	161,652	—	—	—	—	161,652
Other	22,060	6,211	—	—	—	28,271
Total revenues	$571,002	$198,245	$337,689	$233,202	$48,356	$1,388,494

Revenues are recognized when control of the promised goods or performance obligations for services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for the goods or services. A performance obligation may be satisfied over time or at a point in time. Revenue from a performance obligation satisfied over time is recognized by measuring the Company’s progress in satisfying the performance obligation in a manner that depicts the transfer of the goods or services to the customer. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that we determine the customer obtains control over the promised good or service. The amount of revenue recognized reflects the consideration we expect to be entitled to in exchange for those promised goods or services (i.e., the “transaction price”). In determining the transaction price, the Company considers multiple factors, including the effects of variable consideration. Variable consideration is included in the transaction price only to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainties with respect to the amount are resolved. In determining when to include variable consideration in the transaction price, the Company considers the range of possible outcomes, the predictive value of the Company’s past experiences, the time period of when uncertainties expect to be resolved and the amount of consideration that is susceptible to factors outside of our influence, such as market volatility or the judgment and actions of third parties. Payment terms vary by customer with due dates varying in advance of service or upon invoice of the service or for the sale of goods with credit terms. Revenues by geographic region by segment is included in Note 24 — Business Segments.

The following provides detailed information on the recognition of the Company’s revenues from contracts with customers:

Corporate finance, consulting and investment banking fees.    Fees earned from corporate finance and investment banking services are derived from debt, equity and convertible securities offerings in which the Company acted as an underwriter or placement agent. Fees from underwriting activities are recognized as revenues when the performance obligation for the services related to the underwriting transaction is satisfied under the terms of the engagement and is not subject to any other contingencies. Fees are also earned from financial advisory and consulting services rendered in connection with client mergers, acquisitions, restructurings, recapitalizations and other strategic transactions. The performance obligation for financial advisory services is satisfied over time as work progresses on the engagement and services are delivered to the client. Fees earned from bankruptcy, financial advisory, forensic accounting and real estate consulting services are rendered to clients over time as work progresses on the engagement and services are delivered to the client. Fees may also include success and performance based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. The performance obligation for financial advisory services may also include success and performance based fees which are recognized as revenue when the performance obligation is no longer constrained and it is not probable that the revenue recognized would be subject to significant reversal in a future period. Generally, it is probable that the revenue recognized is no longer subject to significant reversal upon the closing of the investment banking transaction.

Wealth and asset management fees.    Fees from wealth and asset management services consist primarily of investment management fees that are recognized over the period the performance obligation for the services are provided. Investment management fees are primarily comprised of fees for investment management services and are generally based on the dollar amount of the assets being managed.

Commissions, fees and reimbursed expenses.    Commissions and other fees from clients for trading activities are earned from equity securities transactions executed as agent or principal are recorded at a point in time on a trade date basis. Revenues from fees and reimbursed expenses for valuation services to clients are recognized when the performance obligation is completed and is generally at the point in time upon delivery of the report to the customer.

Subscription services.    Subscription service revenues are primarily earned from the Communications segment’s service contracts and are recognized in the period in which the transaction price has been determinable and the related performance obligations for services are provided to the customer. UOL pay accounts generally pay in advance for their internet access services and revenues are then recognized ratably over the service period. Subscription service revenues from magicJack include (a) revenues for initial access rights, which are recognized ratably over the service term, (b) revenues from access rights renewal, which are recognized ratably over the extended access right period; (c) revenues from access and wholesale charges, which are recognized as calls are terminated to the network; (d) revenues from UCaaS services, which are recognized in the period the services are provided over the term of the customer agreements; and (e) prepaid international long distance minutes, which are recognized as the minutes are used or expired. Subscription service revenues from our mobile phone business include revenues from mobile voice, text, and data services and are recognized ratably over the service period. Voice, text, and data overage charges are recognized over time as the consumer simultaneously receives and consumes the benefits each period as the Company performs.

Sale of goods.    Sale of goods primarily consists of the sale of magicJack and Marconi Wireless devices and amounts from the sale of goods from Targus in the Consumer Products segment and from Nogin in the E-Commerce segment. Revenues from the sale of magicJack and Marconi Wireless devices are recognized upon delivery (when control transfers to the customer). Sale of product revenues also include the related shipping and handling and installment fees, if applicable. Revenue from the sale of Targus and Nogin goods is recognized when control of the product transfers to the customer, generally upon product shipment. Revenue is measured as the amount of consideration expected to be received in exchange for the transfer of product. There are no significant judgments or estimates made to determine the amount or timing of reported revenues. Sales terms do not allow for a right of return except for matters related to products with defects or damages.

Advertising and other.    Advertising revenues consist of amounts from UOL’s Internet search partner that are generated as a result of users utilizing the partner’s Internet search services and amounts generated from display advertisements. Advertising revenues are recognized in the period in which the advertisement is displayed or, for performance-based arrangements, when the related performance criteria are met. In determining whether an arrangement exists, the Company ensures that a written contract is in place, such as a standard insertion order or a customer-specific agreement. The Company assesses whether performance criteria have been met and whether the transaction price is determinable based on a reconciliation of the performance criteria and the payment terms associated with the transaction. The reconciliation of the performance criteria generally includes a comparison of customer-provided performance data to the contractual performance obligation and to internal or third-party performance data in circumstances where that data is available.

Other income primarily consists of services revenues from the operations of an e-commerce, technology platform provider, a regional environmental services business, bebe, and a landscaping business. The e-commerce, technology platform provider delivers CaaS solutions for apparel brands and other retailers. Revenues primarily consist of commission fees derived from contractually committed gross revenue processed by customers on the Company’s e-commerce platform. CaaS revenue is recognized on a net basis from maintaining e-commerce platforms and online orders, as the Company is engaged primarily in an agency relationship with its customers and earns defined amounts based on the individual contractual terms for the customer and the Company does not take possession of the customers’ inventory or any credit risks relating to the products sold. The environmental services business is engaged in the recycling of scrap and waste materials and deals primarily in paper products. Customer arrangements contain a single obligation to transfer processed recycled goods and revenues are recognized at a point in time as processing fees when the performance obligation is satisfied. bebe’s revenues are primarily from rental fees of merchandise, and revenue is recognized over the rental term. The landscaping business provides landscaping maintenance, improvements, and irrigation services to its customers. Revenues are recognized as the services are performed, which is typically ratably over the term of the contract.

Information on Remaining Performance Obligations and Revenue Recognized from Past Performance

The Company does not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less. The transaction price allocated to remaining unsatisfied or partially unsatisfied performance obligation(s) with an original expected duration exceeding one year was not material as of December 31, 2024. Corporate finance and investment banking fees and retail liquidation engagement fees that are contingent upon completion of a specific milestone and fees associated with certain distribution services are also excluded as the fees are considered variable and not included in the transaction price as of December 31, 2024.

Contract Balances

The timing of the Company’s revenue recognition may differ from the timing of payment by its customers. The Company records a receivable when revenue is recognized prior to payment and the Company has an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligation(s) are satisfied. Receivables related to revenues from contracts with customers totaled $68,653 and $81,956 as of December 31, 2024 and 2023, respectively. The Company had no significant impairments related to these receivables during the years ended December 31, 2024 and 2023. The Company also has $3,387 and $7,310 of unbilled receivables included in prepaid expenses and other assets as of December 31, 2024 and 2023, respectively. The Company’s deferred revenue primarily relates to retainer and milestone fees received from corporate finance and investment banking advisory engagements, asset management agreements, subscription services where the performance obligation has not yet been satisfied. Deferred revenue as of December 31, 2024 and 2023 was $58,148 and $70,514, respectively. The Company expects to recognize the deferred revenue of $58,148 as of December 31, 2024 as service and fee revenues when the performance obligation is met during the years December 31, 2025, 2026, 2027, 2028 and 2029 in the amount of $38,869, $8,882, $4,375, $2,082, and $1,229, respectively. The Company expects to recognize the deferred revenue of $2,711 after December 31, 2029.

During the years ended December 31, 2024 and 2023, the Company recognized revenue of $41,671 and $50,318 that was recorded as deferred revenue at the beginning of each period, respectively.

Contract Costs

Contract costs include: (1) costs to fulfill contracts associated with corporate finance and investment banking engagements are capitalized where the revenue is recognized at a point in time and the costs are determined to be recoverable and; (2) commissions paid to obtain magicJack contracts which are recognized ratably over the contract term and third party support costs for magicJack and related equipment purchased by customers which are recognized ratably over the service period.

The capitalized costs to fulfill a contract were $5,694 and $8,131 as of December 31, 2024 and 2023, respectively, and are recorded in prepaid expenses and other assets in the consolidated balance sheets. During the years ended December 31, 2024 and 2023, the Company recognized expenses of $5,440 and $4,677 related to capitalized costs to fulfill a contract, respectively. There were no significant impairment charges recognized in relation to these capitalized costs during years ended December 31, 2024 and 2023.